BALANCE SHEET INFORMATION	12 Months Ended
Dec. 31, 2011
BALANCE SHEET INFORMATION
BALANCE SHEET INFORMATION

5. BALANCE SHEET INFORMATION

DECEMBER 31 (MILLIONS)	2011	2010

Accounts receivable, net
Accounts receivable	$2,144.6	$1,044.5
Allowance for doubtful accounts	(49.3)	(44.9)
Total	$2,095.3	$999.6
Inventories
Finished goods	$745.5	$254.2
Raw materials and parts	351.4	216.1
Inventories at FIFO cost	1,096.9	470.3
Excess of FIFO cost over LIFO cost	(27.3)	(22.7)
Total	$1,069.6	$447.6
Property, plant and equipment, net
Land	$158.8	$28.4
Buildings and improvements	483.8	279.9
Leasehold improvements	77.3	75.9
Machinery and equipment	1,206.1	699.1
Merchandising and customer equipment	1,682.7	1,419.2
Capitalized software	385.7	321.2
Construction in progress	182.7	48.9
	4,177.1	2,872.6
Accumulated depreciation	(1,881.7)	(1,724.3)
Total	$2,295.4	$1,148.3
Other intangible assets, net
Cost of intangible assets not subject to amortization:
Trade names	$1,230.0	—
Cost of intangible assets subject to amortization:
Customer relationships	$2,593.2	$281.6
Trademarks	201.0	111.3
Patents	404.4	79.0
Other technology	174.6	73.3
	3,373.2	545.2
Accumulated amortization:
Customer relationships	(204.8)	(165.0)
Trademarks	(48.6)	(41.0)
Patents	(36.3)	(28.2)
Other technology	(38.3)	(28.5)
Total	$4,275.2	$282.5
Other assets
Deferred income taxes	$118.0	$112.0
Pension	22.3	1.5
Other	278.6	128.7
Total	$418.9	$242.2
Other current liabilities
Discounts and rebates	$239.9	$220.7
Dividends payable	60.0	40.7
Interest payable	51.0	9.3
Taxes payable, other than income	74.1	49.2
Derivative liabilities	3.3	5.1
Restructuring	57.5	2.8
Other	262.9	113.7
Total	$748.7	$441.5
Other liabilities
Deferred income taxes	$1,305.3	$65.3
Income taxes payable - noncurrent	80.8	38.1
Other	160.7	88.8
Total	$1,546.8	$192.2
Accumulated other comprehensive loss
Unrealized gain (loss) on derivative financial instruments, net of tax	$(13.5)	$(3.3)
Unrecognized pension and postretirement benefit expense, net of tax	(481.3)	(387.4)
Cumulative translation, net of tax	149.9	118.8
Total	$(344.9)	$(271.9)